Stock-Based Compensation (Stock-Based Compensation Expense)(Details) - Successor - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 3	$ 19
Income tax benefit	(1)	(7)
Stock based-compensation expense, net of tax	$ 2	$ 12